Transfers of financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transferred financial assets that are not derecognised in their entirety [Abstract]
Schedule of Transferred Assets and Liabilities

	2025		2024
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	5,255	4,151	2,340	1,089
Debt securities held at amortised cost	697	–	1,210	–
Financial assets at fair value through other comprehensive income	15,768	10,674	12,483	4,465
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1]	27,766	6,342	27,657	5,207
1The carrying value of associated liabilities excludes securitisation notes held by the Group of £16,264 million (31 December 2024: £17,079 million).